OPERATING LEASES	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
OPERATING LEASES

12.	OPERATING LEASES

Rental income

The minimum contractual future revenues to be received on time charters as of December 31, 2012, were as follows:

Year ending December 31,	Total
(in thousands of $)
2013	85,688
2014	79,388
2015	79,388
2016	40,613
2017	26,560
Total *	311,637

* This includes the minimum contractual revenues of $143.4 million relating to the Golar Maria which was sold to Golar Partners in February 2013.

The cost and accumulated depreciation of vessels leased to third parties at December 31, 2012 and 2011 were $620 million and $141.2 million, and $1,878 million and $392 million, respectively.

Rental expense

The Company is committed to making rental payments under operating leases for office premises.  The future minimum rental payments under the Company's non-cancellable operating leases are as follows:

Year ending December 31,	Total
(in thousands of $)
2013	676
2014	556
2015	556
2016	556
2017	556
2018	232
Total minimum lease payments	3,132

Total rental expense for operating leases was $0.7 million, $1.0 million and $12.1 million for the years ended December 31, 2012, 2011 and 2010, respectively. During 2010, the Company incurred charter hire payments to third parties for a contracted-in vessel that was accounted for as an operating lease that was terminated in September 2010.